Deferred revenue (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current	$ 108,131	$ 29,342	$ 24,936
Current	104	109	$ 298
Nonrefundable Customer Contributions [Member]
IfrsStatementLineItems [Line Items]
Non-current	22,401	21,045
Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Non-current	$ 85,730	$ 8,297